UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/08

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            12/31/08


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$473515
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     1171 41100.00 SH       SOLE                 41100.00
Abbott Laboratories            COM              002824100     8953 167751.00SH       SOLE                167751.00
Adobe Systems Inc              COM              00724F101     5617 263849.00SH       SOLE                263849.00
Aflac Inc                      COM              001055102    14851 323968.00SH       SOLE                323968.00
American Express Co            COM              025816109     3882 209251.00SH       SOLE                209251.00
American Int'l Group           COM              026874107      114 72388.00 SH       SOLE                 72388.00
Apache Corp                    COM              037411105    15399 206612.00SH       SOLE                206612.00
Apple Computer Inc             COM              037833100      402  4715.00 SH       SOLE                  4715.00
Bank of America Corp           COM              060505104     4978 353564.00SH       SOLE                353564.00
Berkshire Hills Bancorp        COM              084680107      488 15822.00 SH       SOLE                 15822.00
Bristol Myers Squibb           COM              110122108      468 20139.00 SH       SOLE                 20139.00
Canadian National Railway      COM              136375102     1063 28920.00 SH       SOLE                 28920.00
Chevron Corp                   COM              166764100      281  3805.00 SH       SOLE                  3805.00
Cisco                          COM              17275R102    14519 890762.00SH       SOLE                890762.00
Citigroup Inc                  COM              172967101     3750 558817.00SH       SOLE                558817.00
Coca Cola Co                   COM              191216100    19145 422900.00SH       SOLE                422900.00
ConocoPhillips                 COM              20825C104    13056 252052.00SH       SOLE                252052.00
Costco Warehouse Corp          COM              22160K105    13488 256920.00SH       SOLE                256920.00
Duke Energy Corp               COM              26441C105      240 15978.00 SH       SOLE                 15978.00
Dupont                         COM              263534109     9407 371810.00SH       SOLE                371810.00
EAFE Int'l                     COM              464287465    22317 497491.00SH       SOLE                497491.00
EAFE Int'l-Vanguard            COM              921943858     5622 204675.00SH       SOLE                204675.00
EMC Corp                       COM              268648102    11481 1096548.00SH      SOLE               1096548.00
Emerging Markets MSCI          COM              464287234     1664 66650.00 SH       SOLE                 66650.00
ExxonMobil Corp                COM              30231G102    26368 330299.00SH       SOLE                330299.00
Gannett Inc                    COM              364730101      118 14810.00 SH       SOLE                 14810.00
General Electric               COM              369604103    12644 780493.00SH       SOLE                780493.00
Goldman Sachs                  COM              38141G104     9111 107960.00SH       SOLE                107960.00
Google Inc-CL A                COM              38259P508    10902 35436.00 SH       SOLE                 35436.00
Hampden Bancorp, Inc           COM              40867E107      102 11200.00 SH       SOLE                 11200.00
IBM                            COM              459200101     1058 12566.00 SH       SOLE                 12566.00
IShares Biotech                COM              464287556     9531 134149.00SH       SOLE                134149.00
IShares Russell 2000           COM              464287655      730 14835.00 SH       SOLE                 14835.00
Intel Corp                     COM              458140100     9023 615472.00SH       SOLE                615472.00
Intuit Inc                     COM              461202103    10339 434580.00SH       SOLE                434580.00
Intuitive Surgical Inc.        COM              46120E602      325  2557.00 SH       SOLE                  2557.00
Ishares S&P 600                COM              464287804    14895 338753.00SH       SOLE                338753.00
J.C. Penney Co Inc             COM              708160106      394 20000.00 SH       SOLE                 20000.00
Johnson & Johnson              COM              478160104    12687 212058.00SH       SOLE                212058.00
Kimberly-Clark Corp            COM              494368103     2198 41681.00 SH       SOLE                 41681.00
Kinder Morgan Energy           COM              494550106      228  4975.00 SH       SOLE                  4975.00
Legend Mobile Inc              COM              524927100        0 25000.00 SH       SOLE                 25000.00
Manulife Financial Corp        COM              56501R106      257 15065.00 SH       SOLE                 15065.00
Marriott Intl Cl A             COM              571903202     6907 355099.00SH       SOLE                355099.00
McDonald's Corp                COM              580135101    15891 255521.00SH       SOLE                255521.00
Microsoft Corp                 COM              594918104    13433 691010.00SH       SOLE                691010.00
Midcap Spider Tr               COM              595635103     4489 46200.00 SH       SOLE                 46200.00
Minnesota Mng & Mfg            COM              88579Y101     9293 161500.00SH       SOLE                161500.00
Morgan Stanley                 COM              617446448      253 15800.00 SH       SOLE                 15800.00
Nokia Corp Sponsored ADR       COM              654902204     5022 321896.00SH       SOLE                321896.00
Northern Trust Corp            COM              665859104     7349 140955.00SH       SOLE                140955.00
Nucor Corporation              COM              670346105      463 10025.00 SH       SOLE                 10025.00
Nutracea                       COM              67060N204       30 75129.00 SH       SOLE                 75129.00
PIMCO Muni Income              COM              72200R107      229 30000.00 SH       SOLE                 30000.00
Paychex Inc                    COM              704326107    10138 385776.00SH       SOLE                385776.00
Pengrowth Energy               COM              706902509      100 13060.00 SH       SOLE                 13060.00
Peoples United Fin'l Inc       COM              712704105      588 32960.00 SH       SOLE                 32960.00
Pfizer Inc                     COM              717081103      562 31708.00 SH       SOLE                 31708.00
Phillip Morris International,  COM              718172109      269  6175.00 SH       SOLE                  6175.00
Pnc Finl Svcs Group            COM              693475105      233  4750.00 SH       SOLE                  4750.00
Powershares DB Agriculture Fun COM              73936B408      589 22500.00 SH       SOLE                 22500.00
ProShares Ultra Short 20yr     COM              74347R297      377 10000.00 SH       SOLE                 10000.00
Procter & Gamble               COM              742718109    18440 298287.00SH       SOLE                298287.00
Progress Energy Inc            COM              743263105      250  6275.00 SH       SOLE                  6275.00
Progressive Corporation        COM              743315103     5809 392251.00SH       SOLE                392251.00
Republic Services, Inc.        COM              760759100      463 18662.00 SH       SOLE                 18662.00
SPDR Gold Trust                COM              78463V107      519  6000.00 SH       SOLE                  6000.00
Southern Co                    COM              842587107      649 17553.00 SH       SOLE                 17553.00
Southwest Airlines             COM              844741108     3897 452085.00SH       SOLE                452085.00
Spdr Energy Select             COM              81369Y506      487 10190.00 SH       SOLE                 10190.00
Spdr Tr Unit Ser 1             COM              78462F103     2240 24826.00 SH       SOLE                 24826.00
Staples Inc                    COM              855030102      314 17550.00 SH       SOLE                 17550.00
Suncor Energy                  COM              867229106      486 24900.00 SH       SOLE                 24900.00
TCF Financial Corp             COM              872275102      154 11250.00 SH       SOLE                 11250.00
Target Corp                    COM              87612E106     5367 155431.00SH       SOLE                155431.00
Technology Sector              COM              81369Y803     2450 158970.00SH       SOLE                158970.00
Thomas & Betts Corp            COM              884315102     3373 140430.00SH       SOLE                140430.00
Tiffany & Company              COM              886547108     4720 199740.00SH       SOLE                199740.00
Toll Bros Inc                  COM              889478103      829 38705.00 SH       SOLE                 38705.00
United Parcel Svc Cl B         COM              911312106    11197 202990.00SH       SOLE                202990.00
United States Oil Fund LP      COM              91232N108      463 14000.00 SH       SOLE                 14000.00
United Technologies            COM              913017109     1833 34200.00 SH       SOLE                 34200.00
Verizon Communications         COM              92343V104      470 13873.00 SH       SOLE                 13873.00
Wal-Mart Stores Inc            COM              931142103     2955 52709.00 SH       SOLE                 52709.00
Walt Disney                    COM              254687106     9723 428525.00SH       SOLE                428525.00
Waypoint Biomedical Holdings   COM              946755204        0 32000.00 SH       SOLE                 32000.00
Wells Fargo & Co               COM              949746101    12539 425343.00SH       SOLE                425343.00
Xcel Energy Inc                COM              98389B100      255 13750.00 SH       SOLE                 13750.00
1-3 Month SPDR ETF             ETF              78464A680      733 16000.00 SH       SOLE                 16000.00
1-3 Yr Treasury ETF            ETF              464287457     2620 30951.00 SH       SOLE                 30951.00
1-30 Laddered Treasury ETF     ETF              73936T524     1792 57876.00 SH       SOLE                 57876.00
7-10 Yr Treasury ETF           ETF              464287440      237  2408.00 SH       SOLE                  2408.00
Aggregate Bond ETF             ETF              464287226      655  6285.00 SH       SOLE                  6285.00
Fixed Rate Mortgage Bond ETF   ETF              464288588     2908 27720.00 SH       SOLE                 27720.00
Total Bond Mkt ETF             ETF              921937835     5205 65906.00 SH       SOLE                 65906.00